Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-35563
Registrant Name	PEMBINA PIPELINE CORPORATION
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	4612
Entity Address, Address Line One	Suite 4000, 585 – 8th Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 1G1
City Area Code	403
Local Phone Number	231-7500
Title of 12(b) Security	Common Shares
Trading Symbol	PBA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (in shares)	580,583,569
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Amendment Flag	false
Central Index Key	0001546066
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System